EQUITY (Details 1) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) shares
Equity
Number of shares, Beginning balance	37,626,427
NIS par value, Beginning balance | $	$ 1,505,057
Number of shares, Vesting of restricted shares	148,761
NIS par value, Vesting of restricted shares | $	$ 5,950
Number of shares, Exercise of share options	14,538
Number of shares, Exercise of share options	582
Number of shares, Beginning balance	37,789,726
NIS par value, Beginning balance | $	$ 1,511,589